Equity Based Compensation (Details) (USD $)	6 Months Ended		12 Months Ended	32 Months Ended	6 Months Ended		12 Months Ended		32 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	Mar. 31, 2013 Stock Options	Mar. 31, 2012 Stock Options	Mar. 31, 2013 Stock Options	Oct. 02, 2013 Stock Options Subsequent Event	Sep. 30, 2013 Stock Options Minimum	Mar. 31, 2013 Stock Options Minimum	Oct. 02, 2013 Stock Options Minimum Subsequent Event	Sep. 30, 2013 Stock Options Maximum	Mar. 31, 2013 Stock Options Maximum	Oct. 02, 2013 Stock Options Maximum Subsequent Event	Sep. 30, 2013 Outstanding options expiring in 2022 with exercise price of $130 Stock Options	Sep. 30, 2013 Outstanding options expiring in 2023 with exercise price of $130 Stock Options	Sep. 30, 2013 Outstanding options expiring in 2022 with exercise price of $144 Stock Options	Sep. 30, 2013 Outstanding options expiring in 2021 with exercise price of $212.50 Stock Options
Equity Based Compensation
Shares authorized for issuance					1,934,000
Shares authorized expressed as a percentage of outstanding capital stock					10.00%
Fair value assumptions
Remaining Term											8 years 2 months 1 day	5 years		9 years 6 months 4 days	9 years 5 months 19 days
Volatility, Minimum (as a percent)					113.40%		128.57%
Volatility, Maximum (as a percent)					181.50%		181.46%
Risk-Free Rate, minimum (as a percent)					0.04%		0.63%
Risk-Free Rate, maximum (as a percent)					2.43%		2.00%
Shares
Outstanding at the beginning of the period (in shares)					186,000	68,000	68,000										87,800	10,000	6,000	60,300
Granted (in shares)					2,000		127,000			685,000
Forfeited or expired (in shares)					24,060		9,000		43,060
Outstanding at the end of the period (in shares)					164,100		186,000	68,000	186,000								87,800	10,000	6,000	60,300
Vested at the end of the period (in shares)					147,767		132,000		132,000								74,467	10,000	3,000	60,300
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 160.71	$ 212.50	$ 212.50										$ 130.00	$ 130.00	$ 144.00	$ 212.50
Granted (in dollars per share)					$ 15.00		$ 130.66						$ 2.25			$ 2.36
Forfeited or expired (in dollars per share)					$ 147.87		$ 130.00
Outstanding at the end of the period (in dollars per share)					$ 160.83		$ 160.71	$ 212.50	$ 160.71								$ 130.00	$ 130.00	$ 144.00	$ 212.50
Vested at the end of the period (in dollars per share)					$ 163.95		$ 171.67		$ 171.67
Weighted-Average Remaining Term
Outstanding at the beginning of the period					8 years 6 months 18 days		9 years 7 days	7 years 8 months 8 days
Granted during the period					2 years 1 month 6 days		9 years 4 days
Outstanding at the end of the period					8 years 6 months 18 days		9 years 7 days	7 years 8 months 8 days
Vested the end of the period					8 years 5 months 23 days		8 years 10 months 13 days
Additional disclosures
Weighted average grant date fair value (in dollars per share)					$ 15.00	$ 122.50	$ 95.24	$ 156.77	$ 108.43
Non-vested Stock Options, Shares
Non-vested at the beginning of the period (in shares)					54,000	20,000	20,000
Granted (in shares)					2,000		127,000			685,000
Vested (in shares)					(25,550)		(84,000)
Forfeited (in shares)					(14,000)		(9,000)
Non-vested at the end of the period (in shares)					16,333		54,000	20,000	54,000
Non-vested Stock Options, Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)					$ 99.63	$ 123.48	$ 123.48
Granted (in dollars per share)					$ 2.10		$ 95.24
Vested (in dollars per share)					$ 85.80		$ 96.24
Forfeited (in dollars per share)					$ 130.59		$ 123.10
Non-vested at the end of the period (in dollars per share)					$ 82.78		$ 99.63	$ 123.48	$ 99.63
Additional disclosures
Total unrecognized compensation expense (in dollars)					$ 400,000		$ 2,200,000		$ 2,200,000
Weighted-average period over which cost is expected to be recognized							1 year							1 year
Stock-based compensation costs	5,100,000	5,600,000			200,000	2,600,000	10,300,000	9,700,000	16,900,000
Stock compensation capitalized (in dollars)			$ 3,077,000	$ 3,078,000